Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Detail) - USD ($) $ in Millions		Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 16, 2016
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Goodwill	[1]		$ 6,410	$ 6,405	$ 6,399
SCANA
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total current assets			1,756
Investments			213
Property, plant and equipment, net			10,982
Goodwill			2,438
Regulatory assets		$ 2,800	4,219
Other deferred charges and other assets, including intangible assets			314
Total Assets			19,922
Total current liabilities			1,506
Long-term debt			6,707
Deferred income taxes			1,097
Regulatory liabilities			2,664
Other deferred credits and other liabilities			1,109
Total Liabilities		$ 6,900	13,083
Total purchase price			$ 6,839
Dominion Energy Questar Corporation
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total current assets						$ 224
Investments	[2]					58
Property, plant and equipment, net	[3]					4,131
Goodwill						3,111
Other deferred charges and other assets, including intangible assets						75
Total Assets						7,599
Total current liabilities	[4]					793
Long-term debt	[5]					963
Deferred income taxes						807
Regulatory liabilities						259
Asset retirement obligations						160
Other deferred credits and other liabilities						220
Total Liabilities						3,202
Total purchase price						$ 4,397

[1]	Goodwill amounts do not contain any accumulated impairment losses.
[2]	Includes $40 million for an equity method investment in White River Hub. The fair value adjustment on the equity method investment in White River Hub is considered to be equity method goodwill and is not amortized.
[3]	Nonregulated property, plant and equipment, excluding land, will be depreciated over remaining useful lives primarily ranging from 9 to 18 years
[4]	Includes $301 million of short-term debt, of which no amounts remain outstanding at December 31, 2018, as well as a $250 million variable interest rate term loan due in August 2017 that was paid in July 2017.
[5]	Unsecured senior and medium-term notes with maturities which range from 2017 to 2048 and bear interest at rates from 2.98% to 7.20%.